Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of goodwill

Goodwill
ThCh$
As of January 1, 2022
Historic cost	131,172,835
Book Value	131,172,835

As of December 31, 2022
Others increases (decreases) (1)	19,526,568
Conversion effect	(13,729,969)
Sub-Total	5,796,599
Book Value	136,969,434

As of December 31, 2022
Historic cost	136,969,434
Book Value	136,969,434

As of December 31, 2023
Additions for business combinations (2)	2,100,677
Others increases (decreases) (1)	18,776,632
Conversion effect	(30,254,687)
Sub-Total	(9,377,378)
Book Value	127,592,056

As of December 31, 2023
Historic cost	127,592,056
Book Value	127,592,056

(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)	See Note 1 - General information, letter C), number (12).

Schedule of carrying amount goodwill

Segment	Cash Generating Unit	As of December 31, 2023	As of December 31, 2022
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	509	2,277
	D&D SpA. (1)	2,100,677	–
	Cervecera Guayacán SpA.	456,007	456,007
	Cervecería Szot SpA.	202,469	202,469
	Sub-Total	46,705,143	44,606,234
International Business	CCU Argentina S.A. and subsidiaries	27,727,792	39,949,114
	Marzurel S.A., Coralina S.A. and Milotur S.A.	5,155,840	4,815,276
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	5,401,679	5,244,087
	Bebidas Bolivianas BBO S.A.	10,185,458	9,938,579
	Sub-Total	48,470,769	59,947,056
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		127,592,056	136,969,434

(1)	See Note 1 - General information, letter C), number (12).

Schedule of intangible assets with indefinite useful life

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2024 ThCh$	155,221	28,438	1,990	2,396	2,414
Perpetual growth	3.00%	2.50%	2.20%	2.20%	4.40%
Discount rate	8.62%	26.43%	9.64%	11.39%	14.07%